ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

6 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The Company’s accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2016	2015
Accrued wages and benefits	$222,141	$447,769
Accrued professional fees	130,350	213,475
Accrued other	33,864	53,140
Total accrued expenses and other current liabilities	$386,355	$714,384